Retirement Plans (Reconciliation Of The Plans' Funded Status) (Details) - USD ($) $ in Millions	May. 31, 2015	May. 25, 2014
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Unfunded status at end of period	$ (51.8)	$ (40.0)
Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Unfunded status at end of period	$ (18.0)	$ (38.5)